Going Concern (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Going Concern [Abstract]
Cash and cash equivalents	$ 670,488	$ 459,174	$ 34,085
Accumulated deficit	$ (11,643,209)	$ (9,291,801)	$ (4,124,232)